Vessels (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	25
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment	$ 294,451	$ 3,623
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of vessels owned	10
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	15